Schedule of Investments (unaudited) March 31, 2024	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.6%
AGL Energy Ltd.	17,957	$97,654
Aristocrat Leisure Ltd.	55,848	1,563,795
BHP Group Ltd., Class DI	176,456	5,102,039
Brambles Ltd.	108,875	1,145,812
Cochlear Ltd.	2,024	445,141
Commonwealth Bank of Australia (a)	2,074	162,683
Computershare Ltd.	1,359	23,148
Flight Centre Travel Group Ltd.	29,499	419,621
Fortescue Ltd.	2,142	35,846
Macquarie Group Ltd.	18,694	2,431,669
National Australia Bank Ltd.	14,364	325,231
Northern Star Resources Ltd.	1,978	18,664
Qantas Airways Ltd. (b)	21,024	74,638
QBE Insurance Group Ltd.	3,811	45,049
REA Group Ltd.	2,160	260,988
Rio Tinto Ltd.	8,368	664,129
Rio Tinto PLC	12,067	762,934
Seven Group Holdings Ltd.	1,605	42,651
South32 Ltd.	54,280	105,918
Transurban Group	72,292	627,142
Wesfarmers Ltd.	1,234	55,005
Woolworths Group Ltd.	8,338	180,235

		14,589,992

Austria — 0.6%
BAWAG Group AG (c)	12,599	797,409
Erste Group Bank AG	22,435	999,876
OMV AG	3,043	144,124

		1,941,409

Belgium — 0.0%
Sofina SA	392	87,906

China — 0.2%
BOC Hong Kong Holdings Ltd.	5,500	14,747
Prosus NV	12,162	380,675
Yangzijiang Shipbuilding Holdings Ltd.	42,100	59,548

		454,970

Denmark — 4.7%
Demant A/S (b)	413	20,528
DSV A/S	5,186	843,008
Genmab A/S (b)	1,725	517,204
Novo Nordisk A/S, Class B	86,257	11,064,475
Novozymes, B Shares	18,651	1,097,080
Pandora A/S	8,949	1,444,422

		14,986,717

Finland — 0.2%
Nordea Bank Abp	43,309	489,595

France — 9.3%
Air Liquide SA	2,643	549,872
Arkema SA	448	47,165
AXA SA	61,418	2,306,600
Bureau Veritas SA	9,141	279,106
Carrefour SA	92,246	1,582,417
Cie de Saint-Gobain SA	785	60,927
Credit Agricole SA	164,698	2,456,952
Danone SA	51,097	3,303,156
Dassault Aviation SA	1,777	391,242
Dassault Systemes SE	46,089	2,040,228
Eiffage SA	16,408	1,862,179

Security	Shares		Value

France (continued)
Eurazeo SE	1,383		$121,185
Forvia SE (b)	31,848		482,540
Gecina SA	3,495		356,994
Getlink SE	9,273		157,886
Hermes International SCA	1,639		4,188,924
Legrand SA	3,251		344,270
LVMH Moet Hennessy Louis Vuitton SE	2,371		2,133,416
Publicis Groupe SA	3,724		405,992
TotalEnergies SE	4,019		276,465
Ubisoft Entertainment SA (a)(b)	25,087		527,679
Vallourec SACA (a)(b)	4,651		86,390
Veolia Environnement SA	64,892		2,111,055
Vinci SA	27,631		3,545,847
Worldline SA/France (b)(c)	4,066		50,303

			29,668,790

Germany — 8.4%
Allianz SE, Registered Shares	2,770		830,216
Bayer AG, Class N, Registered Shares	50,597		1,549,511
Beiersdorf AG	2,263		329,486
Brenntag SE, Class N	2,386		201,094
Commerzbank AG	7,957		109,362
Continental AG, Class A	2,302		166,170
Deutsche Boerse AG, Class N	4,512		924,012
Deutsche Lufthansa AG, Registered Shares (b)	68,826		540,925
Deutsche Telekom AG, Class N, Registered Shares	201,234		4,884,852
Evonik Industries AG	12,667		250,555
Fresenius Medical Care AG	2,014		77,387
Fresenius SE & Co. KGaA	526		14,185
Heidelberg Materials AG	6,542		720,152
Henkel AG & Co. KGaA	3,012		217,025
Jenoptik AG	2	(d)	62
Mercedes-Benz Group AG, Class N	26,003		2,070,799
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	652		318,268
Nemetschek SE	5,108		505,605
SAP SE	36,558		7,118,532
Scout24 SE (c)	4,445		334,878
Siemens AG, Class N, Registered Shares	27,892		5,325,667
Talanx AG (b)	343		27,171

			26,515,914

Hong Kong — 1.4%
AIA Group Ltd.	445,200		2,994,670
CK Asset Holdings Ltd.	141,500		583,075
Hang Seng Bank Ltd.	1,400		15,347
Jardine Matheson Holdings Ltd.	14,400		537,143
Sino Land Co. Ltd.	44,000		45,743
Swire Properties Ltd.	28,600		60,158
Wharf Real Estate Investment Co. Ltd.	80,000		260,472

			4,496,608

Ireland — 0.2%
Kerry Group PLC, Class A	8,629		739,384

Israel — 0.3%
Bank Leumi Le-Israel BM	19,925		165,626
Elbit Systems Ltd.	276		57,643
Isracard Ltd.	1,271		5,183
Nice Ltd. (b)	3,211		835,634

			1,064,086

Italy — 2.9%
A2A SpA	206,514		372,544
Amplifon SpA	1,695		61,787

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Italy (continued)
Assicurazioni Generali SpA	18,277		$462,653
Banca Monte dei Paschi di Siena SpA (b)	55,836		253,233
Enel SpA	293,664		1,938,622
Eni SpA	8,911		141,097
Ferrari NV	5,383		2,347,178
Intesa Sanpaolo SpA	289,975		1,052,764
Mediobanca Banca di Credito Finanziario SpA	10,041		149,626
MFE-MediaForEurope NV, Class A	8	(d)	21
Poste Italiane SpA (c)	36,015		451,059
Recordati Industria Chimica e Farmaceutica SpA	7,146		394,586
Saipem SpA (b)	154,090		376,407
UniCredit SpA	29,225		1,109,944

			9,111,521

Japan — 24.5%
Advantest Corp.	2,200		97,730
Aeon Co. Ltd.	1,600		37,955
ANA Holdings, Inc.	14,400		300,949
Asahi Group Holdings Ltd.	2,600		95,472
Canon, Inc.	18,800		560,147
Central Japan Railway Co.	62,700		1,557,175
Concordia Financial Group Ltd.	10,900		54,786
Dai-ichi Life Holdings, Inc.	16,900		431,027
Daiichi Sankyo Co. Ltd.	70,100		2,230,503
Daito Trust Construction Co. Ltd.	2,500		285,207
Daiwa House Industry Co. Ltd.	11,600		345,279
Daiwa Securities Group, Inc.	2,900		22,064
Denso Corp.	20,400		390,694
Disco Corp.	7,200		2,631,840
DMG Mori Co. Ltd.	28,400		750,790
East Japan Railway Co.	5,400		103,600
ENEOS Holdings, Inc.	65,600		316,051
Fujitsu Ltd.	9,000		144,036
Hikari Tsushin, Inc.	400		75,228
Hitachi Ltd.	44,200		4,039,015
Honda Motor Co. Ltd.	15,900		196,742
Hoya Corp.	1,600		200,113
Hulic Co. Ltd. (a)	38,100		391,300
ITOCHU Corp.	33,100		1,421,963
J Front Retailing Co. Ltd.	18,400		204,399
Japan Exchange Group, Inc.	8,300		224,809
Japan Post Bank Co. Ltd.	26,300		282,602
Japan Post Holdings Co. Ltd.	75,100		756,642
Japan Tobacco, Inc.	56,600		1,509,064
Kakaku.com, Inc.	22,500		272,956
Kansai Electric Power Co., Inc.	7,200		102,735
Kao Corp.	42,600		1,591,887
Keyence Corp.	300		139,278
Komatsu Ltd.	35,900		1,062,309
Kyowa Kirin Co. Ltd.	17,700		318,443
Makita Corp.	1,700		48,315
Marubeni Corp.	34,800		602,724
Mitsubishi Chemical Group Corp.	118,500		722,171
Mitsubishi Corp. (a)	105,700		2,442,856
Mitsubishi Estate Co. Ltd.	16,900		308,357
Mitsubishi HC Capital, Inc.	13,600		94,855
Mitsubishi UFJ Financial Group, Inc.	258,200		2,626,951
Mitsui & Co. Ltd.	49,900		2,332,903
Mitsui Fudosan Co. Ltd.	93,900		1,021,933
Mizuho Financial Group, Inc.	90,400		1,787,687
MS&AD Insurance Group Holdings, Inc.	101,100		1,785,176
Murata Manufacturing Co. Ltd.	89,300		1,670,124

Security	Shares		Value

Japan (continued)
NIDEC, CORP.	19,200		$796,209
Nintendo Co., Ltd.	24,700		1,347,746
Nippon Steel Corp. (a)	4,700		113,103
Nippon Telegraph & Telephone Corp.	386,500		460,361
Nissan Motor Co. Ltd. (a)	81,800		324,131
Nomura Holdings, Inc.	58,500		374,430
Nomura Research Institute Ltd.	20,600		581,924
Obic Co. Ltd.	800		120,841
Ono Pharmaceutical Co. Ltd. (a)	21,500		352,276
Oracle Corp. Japan	2,700		203,043
Oriental Land Co. Ltd./Japan	33,900		1,086,011
ORIX Corp.	37,300		815,816
Otsuka Corp.	9,600		203,697
Otsuka Holdings Co. Ltd.	5,200		215,999
Pan Pacific International Holdings Corp.	26,200		694,345
Panasonic Holdings Corp.	244,000		2,328,678
Recruit Holdings Co. Ltd.	92,600		4,102,710
Renesas Electronics Corp.	18,100		322,554
Resona Holdings, Inc.	38,700		238,564
SCREEN Holdings Co. Ltd.	5,100		661,240
Sega Sammy Holdings, Inc.	26,000		321,150
Sekisui House Ltd.	34,800		792,663
Shin-Etsu Chemical Co. Ltd.	27,800		1,219,361
Skylark Holdings Co. Ltd.	36,000		570,447
SoftBank Corp.	52,700		678,509
SoftBank Group Corp.	18,800		1,116,445
Sojitz Corp.	1,000		26,379
Sompo Holdings, Inc.	35,400		741,986
Sony Group Corp.	7,500		643,130
Sumitomo Corp.	31,600		761,179
Sumitomo Electric Industries Ltd.	5,500		85,224
Sumitomo Mitsui Financial Group, Inc.	74,700		4,367,911
Sumitomo Mitsui Trust Holdings, Inc.	10,400		224,085
Suzuki Motor Corp.	8,000		91,338
T&D Holdings, Inc.	9,300		161,673
Tokio Marine Holdings, Inc.	105,000		3,291,356
Tokyo Electron Ltd. (a)	21,900		5,703,834
Toyota Industries Corp.	1,200		125,557
Toyota Motor Corp.	88,100		2,226,723
Toyota Tsusho Corp.	4,100		281,550
Trend Micro, Inc./Japan	1,100		55,865
Unicharm Corp.	16,500		525,298

			77,944,183

Luxembourg — 0.8%
ArcelorMittal SA (b)	92,339		2,538,133
SES SA	5	(d)	33

			2,538,166

Macau — 0.0%
Sands China Ltd. (b)	7,200		20,313

Netherlands — 6.1%
Adyen NV (b)(c)	300		506,741
Aegon Ltd.	101,902		621,686
Argenx SE (b)	700		275,991
ASML Holding NV	10,086		9,777,984
Euronext NV (c)	5,644		537,140
EXOR NV	365		40,619
Koninklijke Philips NV (b)	30,363		607,683
NN Group NV	18,093		835,265

2

Schedule of Investments (unaudited) (continued) March 31, 2024	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Netherlands (continued)
Shell PLC	131,713		$4,370,168
Wolters Kluwer NV, Class C	12,097		1,894,267

			19,467,544

New Zealand — 0.3%
Xero Ltd. (b)	9,856		855,791

Norway — 0.2%
Aker Carbon Capture ASA (b)	9	(d)	5
Aker Horizons ASA (b)	1		—
Aker Solutions ASA	13	(d)	46
DNB Bank ASA	10,243		203,606
Equinor ASA (a)	19,004		509,581
Norsk Hydro ASA	4,688		25,762

			739,000

Portugal — 0.1%
Banco Comercial Portugues SA (b)	746,892		251,957

Singapore — 1.0%
Jardine Cycle & Carriage Ltd.	16,700		299,007
Singapore Airlines Ltd. (a)	126,000		597,177
Singapore Telecommunications Ltd.	1,014,300		1,906,194
United Overseas Bank Ltd.	22,900		497,847

			3,300,225

Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	779		32,623
Amadeus IT Group SA	5,410		347,304
Banco Santander SA	946,099		4,621,154
Industria de Diseno Textil SA	76,115		3,832,867
Repsol SA	121,931		2,035,176

			10,869,124

Sweden — 3.5%
Assa Abloy AB, Class B	116,708		3,349,321
Atlas Copco AB	45,295		669,005
Atlas Copco AB, A Shares	32,080		541,785
Essity AB, Class B	15,757		374,293
Hexagon AB, Class B	180,612		2,135,002
Investor AB, Class B	102,696		2,577,085
Trelleborg AB, Class B	36,145		1,292,472

			10,938,963

Switzerland — 5.1%
ABB Ltd., Class N, Registered Shares	90,065		4,178,142
Alcon, Inc.	702		58,063
Avolta AG, Class N, Registered Shares (b)	6,825		284,175
Chocoladefabriken Lindt & Spruengli AG	61		730,098
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	3		361,917
Flughafen Zurich AG, Class N, Registered Shares	154		34,969
Givaudan SA, Class N, Registered Shares	223		992,737
Logitech International SA, Class N, Registered Shares	17,167		1,538,322
Novartis AG, Class N, Registered Shares	65,778		6,371,151
Sika AG, Registered Shares	1,326		394,552
Sonova Holding AG, Registered Shares	2,478		717,612
Temenos AG, Class N, Registered Shares (a)	6,536		467,523

			16,129,261

United Kingdom — 11.0%
3i Group PLC	4,071		144,347
AstraZeneca PLC	30,445		4,090,096

Security	Shares		Value

United Kingdom (continued)
Auto Trader Group PLC (c)	88,982		$785,792
Aviva PLC	20,005		125,525
BAE Systems PLC	210,788		3,592,969
Barclays PLC	433,874		1,005,566
BP PLC	594,819		3,731,552
British American Tobacco PLC	46,183		1,401,704
British Land Co. PLC	78,948		393,870
Bunzl PLC	29,913		1,150,980
Compass Group PLC	17,976		527,283
Dunelm Group PLC	3	(d)	43
easyJet PLC	22,051		158,723
Halma PLC	7,279		217,354
HSBC Holdings PLC	143,979		1,125,458
IG Group Holdings PLC	11,046		101,918
IMI PLC	11,834		271,102
Imperial Brands PLC	16,729		373,970
Informa PLC	178,881		1,876,821
Johnson Matthey PLC	18,737		423,425
Just Eat Takeaway.com NV (a)(b)(c)	15,412		227,773
London Stock Exchange Group PLC	14,812		1,772,316
M&G PLC	10,535		29,322
Man Group PLC/Jersey	1,824		6,156
Marks & Spencer Group PLC	113,292		379,400
Reckitt Benckiser Group PLC	4,104		233,949
RELX PLC	32,832		1,415,894
Rightmove PLC	3,038		21,057
Rolls-Royce Holdings PLC (b)	78,083		420,115
Smiths Group PLC	61,753		1,280,047
Spectris PLC	20,258		842,930
Standard Chartered PLC	73,654		624,418
Tesco PLC	874,113		3,273,965
Unilever PLC	45,930		2,305,769
Vodafone Group PLC	735,760		652,563
Weir Group PLC	3,487		89,073

			35,073,245

United States — 8.7%
CRH PLC	23,568		2,034,153
CSL Ltd.	8,334		1,563,687
Experian PLC	69,425		3,025,052
Ferrovial SE	1,702		67,385
GSK PLC	201,901		4,334,891
Holcim AG (a)	44,908		4,068,518
James Hardie Industries PLC (a)(b)	17,882		718,738
Nestle SA, Class N, Registered Shares	70,679		7,509,641
Roche Holding AG	4,185		1,086,355
Sanofi SA	9,649		938,697
Schneider Electric SE	2,181		493,073
Signify NV (c)	16,227		499,540
Stellantis NV	46,133		1,310,594

			27,650,324

Total Common Stocks — 97.5% (Cost: $251,810,202)			309,924,988

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Preferred Securities

Preferred Stocks — 0.1%

Germany — 0.1%
Henkel AG & Co. KGaA	829		$66,632
Schaeffler AG	11	(d)	74
Volkswagen AG	603		79,972

			146,678

Total Preferred Securities — 0.1% (Cost: $140,996)			146,678

Total Long-Term Investments — 97.6% (Cost: $251,951,198)			310,071,666

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	5,750,261		5,752,561
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)	5,199,141		5,199,141

Total Short-Term Securities — 3.4% (Cost: $10,950,042)			10,951,702

Total Investments — 101.0% (Cost: $262,901,240)			321,023,368

Liabilities in Excess of Other Assets — (1.0)%			(3,248,503)

Net Assets — 100.0%			$317,774,865

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1,000.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,035,694	$—	$(3,282,251	)(a)	$204	$(1,086)	$5,752,561	5,750,261	$7,556	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,902,315	—	(703,174	)(a)	—	—	5,199,141	5,199,141	82,759		—

					$204	$(1,086)	$10,951,702		$90,315		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	57	06/21/24	$6,718	$63,210

4

Schedule of Investments (unaudited) (continued) March 31, 2024	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks

Australia	$—	$14,589,992	$—	$14,589,992
Austria	—	1,941,409	—	1,941,409
Belgium	—	87,906	—	87,906
China	—	454,970	—	454,970
Denmark	—	14,986,717	—	14,986,717
Finland	—	489,595	—	489,595
France	—	29,668,790	—	29,668,790
Germany	—	26,515,914	—	26,515,914
Hong Kong	—	4,496,608	—	4,496,608
Ireland	—	739,384	—	739,384
Israel	—	1,064,086	—	1,064,086
Italy	—	9,111,521	—	9,111,521
Japan	5,124,643	72,819,540	—	77,944,183
Luxembourg	—	2,538,166	—	2,538,166
Macau	—	20,313	—	20,313
Netherlands	—	19,467,544	—	19,467,544
New Zealand	—	855,791	—	855,791
Norway	—	739,000	—	739,000
Portugal	—	251,957	—	251,957
Singapore	—	3,300,225	—	3,300,225
Spain	—	10,869,124	—	10,869,124
Sweden	—	10,938,963	—	10,938,963
Switzerland	—	16,129,261	—	16,129,261
United Kingdom	6,156	35,067,089	—	35,073,245
United States	—	27,650,324	—	27,650,324
Preferred Securities
Preferred Stocks	—	146,678	—	146,678

Short-Term Securities
Money Market Funds	10,951,702	—	—	10,951,702

	$16,082,501	$304,940,867	$—	$321,023,368

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$63,210	$—	$—	$63,210

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

SCA	Societe en Commandite par Actions

6